PIMCO Funds

Supplement Dated May 23, 2013 to the

Bond Funds Institutional Class, Class M, Class P, Administrative Class and Class D Prospectus,

dated July 31, 2012, as supplemented from time to time (the “Prospectus”)

Disclosure Related to the PIMCO Government Money Market Fund, PIMCO Money Market Fund and PIMCO Treasury Money Market Fund

The following changes are effective July 1, 2013.

The PIMCO Government Money Market Fund’s fee table in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:

	Class M	Class P	Admin Class	Class D
Management Fees	0.18%	0.28%	0.18%	0.18%
Distribution and/or Service (12b-1) Fees	N/A	N/A	N/A	N/A
Total Annual Fund Operating Expenses(1)	0.18%	0.28%	0.18%	0.18%
[1]

To maintain certain net yields for the Fund, PIMCO or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of the Fund’s fees and expenses. Such waivers, if any, are not reflected in this table. See “Management of the Funds—Temporary Fee Waivers, Reductions and Reimbursements” for additional information.

The PIMCO Government Money Market Fund’s Example in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class M	$18	$58	$101	$230
Class P	$29	$90	$157	$356
Administrative Class	$18	$58	$101	$230
Class D	$18	$58	$101	$230

The PIMCO Money Market Fund’s fee table in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:

	Inst Class	Class P	Admin Class
Management Fees	0.32%	0.42%	0.32%
Distribution and/or Service (12b-1) Fees	N/A	N/A	N/A
Total Annual Fund Operating Expenses(1)	0.32%	0.42%	0.32%
[1]

To maintain certain net yields for the Fund, PIMCO or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of the Fund’s fees and expenses. Such waivers, if any, are not reflected in this table. See “Management of the Funds—Temporary Fee Waivers, Reductions and Reimbursements” for additional information.

The PIMCO Money Market Fund’s Example in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$33	$103	$180	$406
Class P	$43	$135	$235	$530
Administrative Class	$33	$103	$180	$406

The PIMCO Treasury Money Market Fund’s fee table in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:

	Class M	Class P	Admin Class	Class D
Management Fees	0.18%	0.28%	0.18%	0.18%
Distribution and/or Service (12b-1) Fees	N/A	N/A	N/A	N/A
Other Expenses(1)	0.03%	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses	0.21%	0.31%	0.21%	0.21%
Fee Waiver and/or Expense Reimbursement(2)	(0.03%)	(0.03%)	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(3)	0.18%	0.28%	0.18%	0.18%
[1]	“Other Expenses” reflect estimated organizational expenses for the Fund’s first fiscal year.

[2]

Pacific Investment Management Company LLC (“PIMCO”) has contractually agreed, through July 31, 2013, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees’ fees exceed 0.0049% of the Fund’s average net assets attributable to Class M, Class P, Administrative Class and Class D shares, respectively (the “Expense Limit”). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees’ fees, plus such recoupment, do not exceed the Expense Limit.

[3]

To maintain certain net yields for the Fund, PIMCO or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of the Fund’s fees and expenses. Such waivers, if any, are not reflected in this table. See “Management of the Funds—Temporary Fee Waivers, Reductions and Reimbursements” for additional information.

The PIMCO Treasury Money Market Fund’s Example in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:

	1 Year	3 Years
Class M	$18	$58
Class P	$29	$90
Administrative Class	$18	$58
Class D	$18	$58

The “Management of the Funds—Temporary Fee Waivers, Reductions and Reimbursements” section of the Prospectus is deleted in its entirety and replaced with the following:

To maintain certain net yields for the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds, PIMCO and the Trust’s Distributor, PIMCO Investments LLC (the “Distributor”), have entered into a fee and expense limitation agreement with such Funds (the “Agreement”) pursuant to which PIMCO or the Distributor may temporarily and voluntarily waive, reduce or reimburse all or any portion of a Fund’s supervisory and administrative fee, any distribution and/or service (12b-1) fees applicable to a class of a Fund, or a Fund’s advisory fee, each waiver, reduction or reimbursement in an amount and for a period of time as determined by PIMCO or the Distributor.

In any month in which the investment advisory contract or supervision and administration agreement is in effect, PIMCO may recoup from a Fund any portion of the supervisory and administrative fee or advisory fee waived, reduced or reimbursed pursuant to the Agreement (the “Reimbursement Amount”) during the previous 36 months, provided that such amount paid to PIMCO will not: 1) together with any recoupment of organizational expenses and pro rata trustee fees pursuant to the expense limitation agreement between PIMCO and the Trust, exceed the Expense Limit; 2) exceed the total Reimbursement Amount; 3) include any amounts previously reimbursed to PIMCO; or 4) cause any class of a Fund to maintain a net negative yield. The Reimbursement Amount will be reimbursed in the same order that fees were waived, except the Funds will not reimburse PIMCO or the Distributor for any portion of the distribution and/or service (12b-1) fees waived, reduced or reimbursed pursuant to the Agreement. There is no guarantee that the Funds will maintain a positive net yield.

With respect to the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds only, the Trust has suspended payment of any distribution and/or service (12b-1) fees at this time.

In certain circumstances, the Distributor or its affiliates may pay or reimburse financial firms for distribution and/or shareholder services out of the Distributor’s or its affiliates’ own assets when the Distributor does not receive associated distribution and/or service (12b-1) fees from the applicable Funds. These payments and reimbursements may be made from profits received by the Distributor or its affiliates from other fees paid by the Funds. Such activities by the Distributor or its affiliates may provide incentives to financial firms to purchase or market shares of the Funds. Additionally, these activities may give the Distributor or its affiliates additional access to sales representatives of such financial firms, which may increase sales of Fund shares.

The “Classes of Shares—Institutional Class, Class M, Class P, Administrative Class and Class D—Distribution and Service (12b-1) Fees—Administrative Class and Class D Shares” section of the Prospectus is deleted in its entirety and replaced with the following:

The Trust has adopted, pursuant to Rule 12b-1 under the 1940 Act, a separate Distribution and Servicing Plan for each of the Administrative Class and Class D shares of the Funds. The Distribution and Servicing Plans permit the Funds to compensate the Distributor for providing or procuring through financial firms, distribution, administrative, recordkeeping, shareholder and/or related services with respect to the Administrative Class and Class D shares. Most or all of the distribution and service (12b-1) fees are paid to financial firms through which shareholders may purchase or hold shares. Because these fees are paid out of a Fund’s Administrative Class and Class D assets on an ongoing basis, over time they will increase the cost of an investment in Administrative Class and Class D shares, and 12b-1 fees may cost a shareholder more than other types of sales charges.

With respect to the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds only, the Trust has suspended payment of any distribution and/or service (12b-1) fees at this time. The payment of distribution and/or service (12b-1) fees may only be resumed at such time as the Board of Trustees determines that it is in the best interests of Fund shareholders to do so.

The following lists the maximum annual rates at which the distribution and/or servicing fees may be paid under each Distribution and Servicing Plan (calculated as a percentage of each Fund’s average daily net assets attributable to the particular class of shares):

Administrative Class & Class D	Distribution and/or Servicing Fee
PIMCO Government Money Market Fund	0.10%
PIMCO Money Market Fund	0.10%
PIMCO Treasury Money Market Fund	0.10%
All other Funds	0.25%

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP1_052313

PIMCO Funds

Supplement Dated May 23, 2013 to the

Bond Funds Class A, Class B, Class C and Class R Prospectus,

dated July 31, 2012, as supplemented from time to time (the “Prospectus”)

Disclosure Related to the PIMCO Government Money Market Fund, PIMCO Money Market Fund and PIMCO Treasury Money Market Fund

The following changes are effective July 1, 2013.

The PIMCO Government Money Market Fund’s fee table in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:

	Class A	Class C	Class R
Management Fees	0.33%	0.33%	0.33%
Distribution and/or Service (12b-1) Fees	N/A	N/A	N/A
Total Annual Fund Operating Expenses(1)	0.33%	0.33%	0.33%
[1]

To maintain certain net yields for the Fund, PIMCO or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of the Fund’s fees and expenses. Such waivers, if any, are not reflected in this table. See “Management of the Funds—Temporary Fee Waivers, Reductions and Reimbursements” for additional information.

The PIMCO Government Money Market Fund’s Example in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$34	$106	$185	$418
Class C	$34	$106	$185	$418
Class R	$34	$106	$185	$418

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$34	$106	$185	$418
Class C	$34	$106	$185	$418
Class R	$34	$106	$185	$418

The PIMCO Money Market Fund’s fee table in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:

	Class A	Class B	Class C
Management Fees	0.47%	0.47%	0.47%
Distribution and/or Service (12b-1) Fees	N/A	N/A	N/A
Total Annual Fund Operating Expenses(1)	0.47%	0.47%	0.47%

[1]

To maintain certain net yields for the Fund, PIMCO or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of the Fund’s fees and expenses. Such waivers, if any, are not reflected in this table. See “Management of the Funds—Temporary Fee Waivers, Reductions and Reimbursements” for additional information.

The PIMCO Money Market Fund’s Example in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:

If you redeem your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$48	$151	$263	$591
Class B	$48	$151	$263	$591
Class C	$48	$151	$263	$591

If you do not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$48	$151	$263	$591
Class B	$48	$151	$263	$591
Class C	$48	$151	$263	$591

The PIMCO Treasury Money Market Fund’s fee table in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:

	Class A	Class C	Class R
Management Fees	0.33%	0.33%	0.33%
Distribution and/or Service (12b-1) Fees	N/A	N/A	N/A
Other Expenses(1)	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses	0.36%	0.36%	0.36%
Fee Waiver and/or Expense Reimbursement(2)	(0.03%)	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(3)	0.33%	0.33%	0.33%
[1]	“Other Expenses” reflect estimated organizational expenses for the Fund’s first fiscal year.

[2]

Pacific Investment Management Company LLC (“PIMCO”) has contractually agreed, through July 31, 2013, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees’ fees exceed 0.0049% of the Fund’s average net assets attributable to Class A, Class C and Class R shares, respectively (the “Expense Limit”). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees’ fees, plus such recoupment, do not exceed the Expense Limit.

[3]

To maintain certain net yields for the Fund, PIMCO or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of the Fund’s fees and expenses. Such waivers, if any, are not reflected in this table. See “Management of the Funds—Temporary Fee Waivers, Reductions and Reimbursements” for additional information.

The PIMCO Treasury Money Market Fund’s Example in the Fund Summary section of the Prospectus is deleted in its entirety and replaced with the following:

If you redeem your shares at the end of each period:

	1 Year	3 Years
Class A	$34	$106
Class C	$34	$106
Class R	$34	$106

If you do not redeem your shares:

	1 Year	3 Years
Class A	$34	$106
Class C	$34	$106
Class R	$34	$106

The “Management of the Funds—Temporary Fee Waivers, Reductions and Reimbursements” section of the Prospectus is deleted in its entirety and replaced with the following:

To maintain certain net yields for the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds, PIMCO and the Trust’s Distributor, PIMCO Investments LLC (the “Distributor”), have entered into a fee and expense limitation agreement with such Funds (the “Agreement”) pursuant to which PIMCO or the Distributor may temporarily and voluntarily waive, reduce or reimburse all or any portion of a Fund’s supervisory and administrative fee, any distribution and/or service (12b-1) fees applicable to a class of a Fund, or a Fund’s advisory fee, each waiver, reduction or reimbursement in an amount and for a period of time as determined by PIMCO or the Distributor.

In any month in which the investment advisory contract or supervision and administration agreement is in effect, PIMCO may recoup from a Fund any portion of the supervisory and administrative fee or advisory fee waived, reduced or reimbursed pursuant to the Agreement (the “Reimbursement Amount”) during the previous 36 months, provided that such amount paid to PIMCO will not: 1) together with any recoupment of organizational expenses and pro rata trustee fees pursuant to the expense limitation agreement between PIMCO and the Trust, exceed the Expense Limit; 2) exceed the total Reimbursement Amount; 3) include any amounts previously reimbursed to PIMCO; or 4) cause any class of a Fund to maintain a net negative yield. The Reimbursement Amount will be reimbursed in the same order that fees were waived, except the Funds will not reimburse PIMCO or the Distributor for any portion of the distribution and/or service (12b-1) fees waived, reduced or reimbursed pursuant to the Agreement. There is no guarantee that the Funds will maintain a positive net yield.

With respect to the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds only, the Trust has suspended payment of any distribution and/or service (12b-1) fees at this time.

In certain circumstances the Distributor or its affiliates may pay or reimburse financial firms for distribution and/or shareholder services out of the Distributor’s or its affiliates’ own assets when the Distributor does not receive associated distribution and/or service (12b-1) fees from the applicable Funds. These payments and reimbursements may be made from profits received by the Distributor or its affiliates from other fees paid by the Funds. Such activities by the Distributor or its affiliates may provide incentives to financial firms to purchase or market shares of the Funds. Additionally, these activities may give the Distributor or its affiliates additional access to sales representatives of such financial firms, which may increase sales of Fund shares.

The “Classes of Shares—Distribution and Servicing (12b-1) Plans” section of the Prospectus is deleted in its entirety and replaced with the following:

The Funds pay fees to the Distributor on an ongoing basis as compensation for the services the Distributor renders and the expenses it bears in connection with the sale and distribution of Fund shares (“distribution fees”) and/or in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts (“servicing fees”). These payments are made pursuant to Distribution and Servicing Plans (“12b-1 Plans”) adopted by each Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”).

With respect to the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds only, the Trust has suspended payment of distribution and/or service (12b-1) fees at this time. The payment of distribution and/or service (12b-1) fees may only be resumed at such time as the Board of Trustees determines that it is in the best interests of Fund shareholders to do so.

There is a separate 12b-1 Plan for each class of shares offered in this prospectus. Class A shares pay only servicing fees. Class B, Class C and Class R shares pay both distribution and servicing fees. The following lists the maximum annual rates at which the distribution and/or servicing fees may be paid under each 12b-1 Plan (calculated as a percentage of each Fund’s average daily net assets attributable to the particular class of shares):

Class A	Servicing Fee	Distribution Fee
PIMCO Government Money Market Fund	0.10%	0.00%
PIMCO Money Market Fund	0.10%	0.00%
PIMCO Treasury Money Market Fund	0.10%	0.00%
All other Funds	0.25%	0.00%

Class B	Servicing Fee	Distribution Fee
PIMCO Money Market Fund	0.10%	0.00%
All other Funds	0.25%	0.75%

Class C	Servicing Fee	Distribution Fee
PIMCO California Short Duration Municipal Income Fund	0.25%	0.30%
PIMCO Floating Income Fund	0.25%	0.30%
PIMCO Government Money Market Fund	0.10%	0.00%
PIMCO Low Duration Fund	0.25%	0.30%
PIMCO Money Market Fund	0.10%	0.00%
PIMCO Municipal Bond Fund	0.25%	0.50%
PIMCO National Intermediate Municipal Bond Fund	0.25%	0.50%
PIMCO Real Return Fund	0.25%	0.50%
PIMCO Short Duration Municipal Income Fund	0.25%	0.30%
PIMCO Short Asset Investment Fund	0.25%	0.30%
PIMCO Short-Term Fund	0.25%	0.30%
PIMCO Treasury Money Market Fund	0.10%	0.00%
All other Funds	0.25%	0.75%

Class R	Servicing Fee	Distribution Fee
PIMCO Government Money Market Fund	0.10%	0.00%
PIMCO Treasury Money Market Fund	0.10%	0.00%
All other Funds	0.25%	0.25%

Because distribution fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges, such as sales charges that are deducted at the time of investment. Therefore, although Class B, Class C and Class R shares do not pay initial sales charges, the distribution fees payable on Class B, Class C and Class R shares may, over time, cost you more than the initial sales charge imposed on Class A shares. Also, because Class B shares convert into Class A shares after they have been held for five, seven or eight years (as applicable) and are not subject to distribution fees after the conversion, an investment in Class C shares may cost you more over time than an investment in Class B shares.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP2_052313

PIMCO Funds

Supplement Dated May 23, 2013 to the

Strategic Markets Institutional Class, Class P, Administrative Class and Class D Prospectus,

dated July 31, 2012, as supplemented from time to time (the “Prospectus”)

Disclosure Related to the PIMCO Inflation Response Multi-Asset Fund (the “Fund”)

The following changes are effective immediately.

The first sentence of the fifth paragraph of the “Principal Investment Strategies” section in the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The Fund may invest up to 25% of its total assets in equity-related investments (including investment in common stock, preferred stock, equity securities of Real Estate Investment Trusts (“REITs”) and/or investment in the Domestic Equity-Related Underlying PIMCO Funds, the International Equity-Related Underlying PIMCO Funds and the PIMCO RealEstateRealReturn Strategy Fund, an Underlying PIMCO Fund, and in other equity-related Acquired Funds).

The fourth sentence of the fifth paragraph of the “Principal Investment Strategies” section in the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The Subsidiary is advised by PIMCO and primarily invests in commodity-linked derivative instruments backed by a portfolio of Fixed Income Instruments.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP3_052313

PIMCO Funds

Supplement Dated May 23, 2013 to the

Strategic Markets Class A, Class B, Class C and Class R Prospectus,

dated July 31, 2012, as supplemented from time to time (the “Prospectus”)

Disclosure Related to the PIMCO Inflation Response Multi-Asset Fund (the “Fund”)

The following changes are effective immediately.

The first sentence of the fifth paragraph of the “Principal Investment Strategies” section in the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The Fund may invest up to 25% of its total assets in equity-related investments (including investment in common stock, preferred stock, equity securities of Real Estate Investment Trusts (“REITs”) and/or investment in the Domestic Equity-Related Underlying PIMCO Funds, the International Equity-Related Underlying PIMCO Funds and the PIMCO RealEstateRealReturn Strategy Fund, an Underlying PIMCO Fund, and in other equity-related Acquired Funds).

The fourth sentence of the fifth paragraph of the “Principal Investment Strategies” section in the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The Subsidiary is advised by PIMCO and primarily invests in commodity-linked derivative instruments backed by a portfolio of Fixed Income Instruments.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP4_052313

PIMCO Funds

Supplement Dated May 23, 2013 to the

Bond Funds — Institutional Class, Class M, Class P,

Administrative Class and Class D Prospectus (the “Prospectus”) and

Statement of Additional Information (the “SAI”)

(each dated July 31, 2012), each as supplemented from time to time

Disclosure Related to the PIMCO Unconstrained Bond Fund

Effective immediately, all references in the Prospectus and SAI relating to the ticker symbol for Administrative Class shares of the PIMCO Unconstrained Bond Fund are deleted and replaced with the following:

PUBFX

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP5_052313

PIMCO Funds

Supplement Dated May 23, 2013 to the

Statement of Additional Information (the “SAI”)

(dated July 31, 2012), as supplemented from time to time

Disclosure Related to the Distribution and Servicing (12b-1) Plans

The following changes are effective July 1, 2013.

The “Distribution of Trust Shares—Distribution and Servicing Plan for Administrative Class Shares” section of the SAI is deleted in its entirety and replaced with the following:

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the 1940 Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial firms, certain services in connection with the distribution and marketing of Administrative Class shares and/or certain shareholder services to a financial firm’s customers or participants in benefits plans that invest in Administrative Class shares of the Funds. The following lists the maximum annual rates at which the distribution and/or servicing fees may be paid under the Administrative Class Plan (calculated as a percentage of each Fund’s average daily net assets attributable to Administrative Class shares):

Administrative Class	Distribution and/or Servicing Fee
PIMCO Government Money Market Fund	0.10%
PIMCO Money Market Fund	0.10%
PIMCO Treasury Money Market Fund	0.10%
All other Funds	0.25%

The fee payable pursuant to the Administrative Class Plan may be used by the Distributor to provide or procure services including, among other things, providing facilities to answer questions from prospective investors about a Fund; receiving and answering correspondence, including requests for Prospectuses and the Statement of Additional Information; preparing, printing and delivering Prospectuses and shareholder reports to prospective shareholders; complying with federal and state securities laws pertaining to the sale of Administrative Class shares; and assisting investors in completing application forms and selecting dividend and other account options. In addition, the fee payable pursuant to the Administrative Class Plan may be used by the Distributor to provide or procure administrative services for Administrative Class shareholders of the Funds including, among other things, receiving, aggregating and processing shareholder orders; furnishing shareholder sub-accounting; providing and maintaining elective shareholder services such as check writing and wire transfer services; providing and maintaining pre-authorized investment plans; communicating periodically with shareholders; acting as the sole shareholder of record and nominee for shareholders; maintaining accounting records for shareholders; answering questions and handling correspondence from shareholders about their accounts; and performing similar account administrative services.

In accordance with Rule 12b-1 under the 1940 Act, the Administrative Class Plan may not be amended to increase materially the costs which Administrative Class shareholders may bear under the respective Administrative Class Plan without approval of a majority of the outstanding Administrative Class shares, as applicable, and by vote of a majority of both: (i) the Trustees of the Trust; and (ii) those Trustees who are not “interested persons” of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Administrative Class Plan or any agreements related to it (the “Administrative Class Plan Trustees”), cast in person at a meeting called for the purpose of voting on the Administrative Class Plan and any related amendments. The Administrative Class Plan may not take effect until approved by a vote of a majority of both: (i) the Trustees of the Trust; and (ii) the Administrative Class Plan Trustees. The Administrative Class Plan shall continue in effect so long as such continuance is specifically approved at least annually by the Trustees and the Administrative Class Plan Trustees. The Administrative Class Plan may be terminated at any time, without penalty, by vote of a majority of the Administrative Class Plan Trustees or by a vote of a majority of the outstanding Administrative Class shares of a Fund. Pursuant to the Administrative Class Plan, the Board of Trustees will be provided with quarterly reports of amounts expended under the Administrative Class Plan and the purpose for which such expenditures were made.

FINRA rules limit the amount of asset-based sales charges (“distribution fees”) that may be paid by mutual funds out of their assets as a percentage of total new gross sales. “Service fees,” defined to mean fees paid for providing shareholder services or the maintenance of accounts (but not transfer agency or sub-account services) are not subject to these limits on distribution fees. While the fees paid pursuant to the Administrative Class Plan will typically be treated as distribution fees for purposes of FINRA rules, some portion of the fees may qualify as “service fees” (or fees for ministerial, recordkeeping or administrative activities) and therefore will not be limited by FINRA rules which limit distribution fees as a percentage of total new gross sales. However, FINRA rules limit service fees to 0.25% of a Fund’s average annual net assets.

The “Distribution of Trust Shares—Distribution and Servicing Plan for Class D Shares” section of the SAI is deleted in its entirety and replaced with the following:

The Trust has adopted a Distribution and Servicing Plan with respect to the Class D shares of each Fund pursuant to Rule 12b-1 under the 1940 Act (the “Class D Plan”). Under the terms of the Class D Plan, a Fund may compensate the Distributor for providing, or procuring through financial firms, certain services in connection with the distribution and marketing of Class D shares and/or certain shareholder services to a financial firm’s customers that invest in Class D shares of the Funds. The following lists the maximum annual rates at which the distribution and/or servicing fees may be paid under the Class D Plan (calculated as a percentage of each Fund’s average daily net assets attributable to Class D shares):

Class D	Distribution and/or Servicing Fee
PIMCO Government Money Market Fund	0.10%
PIMCO Money Market Fund	0.10%
PIMCO Treasury Money Market Fund	0.10%
All other Funds	0.25%

The fee payable pursuant to the Class D Plan may be used by the Distributor to provide or procure services including, among other things, facilities for placing orders directly for the purchase of a Fund’s shares and tendering a Fund’s Class D shares for redemption; advertising with respect to a Fund’s Class D shares; providing information about a Fund; providing facilities to answer questions from prospective investors about a Fund; receiving and answering correspondence, including requests for Prospectuses and statements of additional information; preparing, printing and delivering Prospectuses and shareholder reports to prospective shareholders; assisting investors in applying to purchase Class D shares and selecting dividend and other account options; and shareholder services provided by a financial services firm such as a broker-dealer or registered investment advisor (a “Service Organization”) that may include, but are not limited to, the following functions: receiving, aggregating and processing shareholder orders; furnishing shareholder sub-accounting; providing and maintaining elective shareholder services such as check writing and wire transfer services; providing and maintaining pre-authorized investment plans; communicating periodically with shareholders; acting as the sole shareholder of record and nominee for shareholders; maintaining accounting records for shareholders; answering questions and handling correspondence from shareholders about their accounts; issuing confirmations for transactions by shareholders; performing similar account administrative services; providing such shareholder communications and recordkeeping services as may be required for any program for which the Service Organization is a sponsor that relies on Rule 3a-4 under the 1940 Act; and providing such other similar services as may reasonably be requested to the extent the Service Organization is permitted to do so under applicable statutes, rules, or regulations.

In accordance with Rule 12b-1 under the 1940 Act, the Class D Plan may not be amended to increase materially the costs which Class D shareholders may bear under the respective Class D Plan without approval of a majority of the outstanding Class D shares, as applicable, and by vote of a majority of both: (i) the Trustees of the Trust; and (ii) those Trustees who are not “interested persons” of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Class D Plan or any agreements related to it (the “Class D Plan Trustees”), cast in person at a meeting called for the purpose of voting on the Class D Plan and any related amendments. The Class D Plan may not take effect until approved by a vote of a majority of both: (i) the Trustees of the Trust; and (ii) the Class D Plan Trustees. The Class D Plan shall continue in effect so long as such continuance is specifically approved at least annually by the Trustees and the Class D Plan Trustees. The Class D Plan may be terminated at any time, without penalty, by vote of a majority of the Class D Plan Trustees or by a vote of a majority of the outstanding Class D shares of a Fund. Pursuant to the Class D Plan, the Board of Trustees will be provided with quarterly reports of amounts expended under the Class D Plan and the purpose for which such expenditures were made.

FINRA rules limit the amount of distribution fees that may be paid by mutual funds out of their assets as a percentage of total new gross sales. “Service fees,” defined to mean fees paid for providing shareholder services or the maintenance of accounts (but not transfer agency or sub-account services), are not subject to these limits on distribution fees. While the fees paid pursuant to the Class D Plan will typically be treated as distribution fees for purposes of FINRA rules, some portion of the fees may qualify as “service fees” (or fees for ministerial, recordkeeping or administrative activities) and therefore will not be limited by FINRA rules which limit distribution fees as a percentage of total new gross sales. However, FINRA rules limit service fees to 0.25% of a Fund’s average annual net assets.

The following is added to the “Distribution of Trust Shares—Additional Payments to Financial Firms” section of the SAI as the final paragraph:

In certain circumstances, the Distributor or its affiliates may pay or reimburse financial firms for distribution and/or shareholder services out of the Distributor’s or its affiliates’ own assets when the Distributor does not receive associated distribution and/or service (12b-1) fees from the applicable Funds. These payments and reimbursements may be made from profits received by the Distributor or its affiliates from other fees paid by the Funds. Such activities by the Distributor or its affiliates may provide incentives to financial firms to purchase or market shares of the Funds. Additionally, these activities may give the Distributor or its affiliates additional access to sales representatives of such financial firms, which may increase sales of Fund shares. The payments described in this paragraph may be significant to the payors and the payees.

Investors Should Retain This Supplement for Future Reference

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